NET TRADING LOSS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Trading Profit Loss Details [Abstract]
Gains included in net trading loss from the re-purchase by the Group of debt securities issued by the Group.		€ 5
Gain (loss) resulting from the LME offer and Burden Sharing Measures on the Debt securities in issue and the Other borrowed funds	€ 4
Gain (loss) resulting from the LME offer and Burden Sharing Measures to the Preferred securities	€ 16